Risk Management and Fair Values (Tables)	6 Months Ended
Sep. 30, 2025
Risk Management and Fair Values [Abstract]
Schedule of Subsidiaries are not Subject to Externally Imposed Capital Requirements

The Company and its subsidiaries are not subject to externally imposed capital requirements.

	September 30, 2025	March 31, 2025
Total loans and long-term related party payable	$1,690,031	$1,875,355
Less: cash and cash equivalents	(191,371)	(748,721)
Net debt	1,498,660	1,126,634
Total equity	$5,143,431	$4,989,769
Gearing ratio	29%	23%

Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities

The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities as at September 30, 2025 based on agreed repayment terms. The tables have been drawn up based on undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The tables include both interest and principal cash flows.

	Within 1 year	Over 1 year	Total
Bank loans and long-term related party payable	$903,424	$786,607	$1,690,031
Lease liability	452,940	129,713	582,653
Trade and other payables	1,227,913	-	1,227,913
Income tax payable	123,184	-	123,184
Related parties payables	$337,610	$-	$337,610
Total	$2,497,113	$916,320	$3,961,391

Schedule of Financial Assets Reported in Fair Value Hierarchy

Financial assets reported in fair value hierarchy

	September 30, 2025
Financial Assets	Fair value				Book value
	Level 1	Level 2	Level 3	Total	Total
Fund investments at fair value through profit or loss	—	—	$2,290,422	$2,290,422	$2,290,422
Total financial assets in fair value hierarchy	—	—	$2,290,422	$2,290,422	$2,290,422